Warrants Liability (Details)						1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2025 USD ($)	Mar. 06, 2025 USD ($)	Jan. 20, 2025 USD ($)	Jun. 24, 2024 USD ($) $ / shares shares	Jun. 24, 2024 CAD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 13, 2024 USD ($)	Dec. 31, 2024 USD ($)
March twenty eight, two thousand twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants issued [note 14, 15] (in Shares) | shares				8,500	8,500
Weighted average exercise price, Outstanding (in Dollars) (in Dollars per share) | $ / shares				$ 7
Gross proceeds				$ 43,257	$ 59,500
Warranty contingent liability [member] | August Twenty Twenty Two Warrants [Member]
Warrants Liability (Details) [Line Items]
Issued shares class B subordinate voting shares (in Shares) | shares						42,499
Warrants to purchase class B subordinate (in Shares) | shares						21,250
Proceeds from direct offering						$ 9,999,997
Exercise price of warrants issued (in Dollars per share) | $ / shares						$ 276.9
Warrants liability									$ 2
Gain on change in fair value							2		31,337
Warranty contingent liability [member] | December Twenty Twenty Four Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability								$ 245,147
Gain on change in fair value							1,267,704
Fair value of the warrants							1,479,704		212,000
Warranty contingent liability [member] | January twentieth, twenty twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability			$ 405,656
Gain on change in fair value							2,469,154
Fair value of the warrants							2,874,710
Warranty contingent liability [member] | March sixth, two thousand twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability		$ 38,702
Gain on change in fair value							155,935
Fair value of the warrants							194,638
Warranty contingent liability [member] | March twenty eight, two thousand twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability	$ 1,218,875
Gain on change in fair value							2,048,989
Fair value of the warrants							$ 3,267,864